PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	6 Months Ended
Sep. 30, 2022
Prepaid Expenses And Other Receivables
Schedule of prepaid expenses and other receivables

(In thousands)	As of September 30, 2022	As of March 31, 2022

Prepaid clinical research organization	$607	$–
Prepaid insurance	466	1,084
Research & development tax credits	169	169
Tax deposits	142	142
Other prepaid expenses	79	45
Other receivables	79	40
Total prepaid expenses and other receivables	$1,542	$1,480